SCHEDULE PRINCIPAL PAYMENTS OF LONG TERM DEBT (Details) $ in Thousands	Sep. 30, 2024 USD ($)
Debt Disclosure [Abstract]
2024	$ 17,938
2025	82,795
2026	64,500
2027	193,500
Thereafter
Total long-term debt	$ 358,733